Investments in associates and results related to associates (Details) € in Thousands	1 Months Ended	3 Months Ended			9 Months Ended
	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€) director	Sep. 30, 2021 EUR (€)
Disclosure of associates [line items]
Investments in associates			€ 8
Results related to associates				€ (132)	€ (8)	€ (132)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	5.10%	4.90%		5.10%
Investments in associates			€ 8		€ 0
Total number of board members | director					3
Right to appoint number of board member | director					1
Results related to associates					€ (8)	€ (132)